Note 16 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Net (loss) income (in thousands)	$(5,039)	$2,088	$(6,145)

Weighted average shares outstanding (in thousands) – basic	1,316,032	1,300,795	1,288,977

Effect of dilutive securities:
Options and RSUs (in thousands)	–	30,027	–

Weighted average shares outstanding (in thousands) – diluted	1,316,032	1,330,822	1,288,977

(Loss) earnings per share
Basic	$–	$–	$–
Diluted	$–	$–	$–